Loan Portfolio and Allowance for Credit Losses, Allowance for Credit Losses on Unfunded Commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period	$ 44,267
Balance at end of period	46,032
Unfunded Loan Commitment [Member]
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period	18
Provision for credit losses	559
Balance at end of period	2,912
ASU 2016-13 [Member]
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period	46,620
Balance at end of period	46,620
ASU 2016-13 [Member] | Unfunded Loan Commitment [Member]
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period	2,353
ASU 2016-13 [Member] | Impact of Adoption [Member]
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period	2,353
Balance at end of period	2,353
ASU 2016-13 [Member] | Impact of Adoption [Member] | Unfunded Loan Commitment [Member]
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period	$ 2,335